Audited Consolidated Balance Sheet as of December 31, 2020 and Unaudited Interim Condensed Consolidated Balance Sheet as of March 31, 2021 - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 90,574	$ 109,537
Advances to suppliers	3,436	3,505
Prepaid expenses and other current assets	362	358
Total current assets	94,372	113,400
Noncurrent assets:
Property and equipment, net	175	184
Operating lease right-of-use assets	1,250	2,174
Other noncurrent assets	1,296	1,280
Total noncurrent assets	2,721	3,638
Total assets	97,093	117,038
Current liabilities:
Accounts payable	1,569	2,216
Accrued expenses	5,756	5,607
Current portion of operating lease liabilities	505	787
Deferred revenue	1,350	1,350
Long-term loans, current portion	1,526
Other current liabilities	1,924	3,806
Total current liabilities	12,630	13,766
Noncurrent liabilities:
Long-term loans	635	2,167
Operating lease liabilities	673	1,359
Deferred revenue	7,587	7,925
Total noncurrent liabilities	8,895	11,451
Total liabilities	21,525	25,217
Commitments and contingencies
Mezzanine Equity
Contingently redeemable noncontrolling interests	5,196	5,196
Equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 39,141,913 and 39,106,476 shares issued and outstanding as of December 31, 2020 and March 31, 2021, respectively)	4	4
Additional paid-in capital	367,555	366,451
Accumulated deficit	(294,806)	(277,818)
Accumulated other comprehensive loss	(247)	(297)
Total BeyondSpring Inc.’s shareholders’ equity	72,506	88,340
Noncontrolling interests	(2,134)	(1,715)
Total equity	70,372	86,625
Total liabilities, mezzanine equity and equity	$ 97,093	$ 117,038